PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 2,298	$ 2,065
Additions	883	980
Deductions/ Payments	(883)	(576)
Effects of foreign exchange and other movements	357	(171)
Short-term provisions	1,039	938	$ 588
Long-term provisions	1,616	1,361	$ 1,477
Provisions, ending balance	2,655	2,298
Environmental
Disclosure of other provisions [line items]
Provisions, beginning balance	506	620
Additions	54	120
Deductions/ Payments	(76)	(207)
Effects of foreign exchange and other movements	69	(27)
Provisions, ending balance	553	506
Emission obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	420	29
Additions	488	423
Deductions/ Payments	(423)	(15)
Effects of foreign exchange and other movements	21	(17)
Provisions, ending balance	506	420
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	478	380
Additions	43	172
Deductions/ Payments	(66)	(34)
Effects of foreign exchange and other movements	46	(40)
Provisions, ending balance	501	478
Site restoration
Disclosure of other provisions [line items]
Provisions, beginning balance	109	147
Additions	15	21
Deductions/ Payments	(25)	(52)
Effects of foreign exchange and other movements	17	(7)
Provisions, ending balance	116	109
Staff related obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	144	162
Additions	111	37
Deductions/ Payments	(38)	(41)
Effects of foreign exchange and other movements	25	(14)
Provisions, ending balance	242	144
Voluntary separation plans
Disclosure of other provisions [line items]
Provisions, beginning balance	86	32
Additions	80	66
Deductions/ Payments	(74)	(22)
Effects of foreign exchange and other movements	22	10
Provisions, ending balance	114	86
Litigation and other (see note 9.3)
Disclosure of other provisions [line items]
Provisions, beginning balance	305	349
Additions	38	79
Deductions/ Payments	(89)	(87)
Effects of foreign exchange and other movements	150	(36)
Provisions, ending balance	404	305
Tax claims
Disclosure of other provisions [line items]
Provisions, beginning balance	79	81
Additions	7	18
Deductions/ Payments	(36)	(11)
Effects of foreign exchange and other movements	127	(9)
Provisions, ending balance	177	79
Other legal claims
Disclosure of other provisions [line items]
Provisions, beginning balance	226	268
Additions	31	61
Deductions/ Payments	(53)	(76)
Effects of foreign exchange and other movements	23	(27)
Provisions, ending balance	227	226
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Provisions, beginning balance	33	29
Additions	9	24
Deductions/ Payments	(27)	(16)
Effects of foreign exchange and other movements	3	(4)
Provisions, ending balance	18	33
Other
Disclosure of other provisions [line items]
Provisions, beginning balance	217	317
Additions	45	38
Deductions/ Payments	(65)	(102)
Effects of foreign exchange and other movements	4	(36)
Provisions, ending balance	$ 201	$ 217